Loans Receivable, Net - Schedule of Loans Receivable, Net (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Loans Receivable, Net [Line Items]
Total loans receivable, gross – non-current		$ 8,957	$ 9,262
Less: allowance for doubtful accounts noncurrent		8,957	9,262
Total loans receivable, net – non-current
Total loans receivable, net
Hanning Jin [Member]
Schedule of Loans Receivable, Net [Line Items]
Total loans receivable, gross – non-current	[1]	$ 8,957	$ 9,262

[1]	On January 14, 2024, Global Mofy China renewed the interest-free loan agreement with Hanning Jin to extend the loan term of the loan receivable balance of $8,957 (or RMB65,000) for one year. In January 2025, Global Mofy China renewed the interest-free loan with Hanning Jin for one year.